Subsequent Events (Details Narrative) $ in Thousands	1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended
	Feb. 04, 2021 USD ($)	Jan. 29, 2021 USD ($)	Mar. 01, 2021 USD ($)	Feb. 17, 2021	Mar. 26, 2021 USD ($)	Mar. 19, 2021 USD ($)	Apr. 27, 2021 USD ($)	Apr. 23, 2021 USD ($)	Apr. 22, 2021 USD ($)
N Shipmanagement Acquisition Corp. [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 100,000
N Shipmanagement Acquisition Corp. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 100,000
Repayment period						two years
Debt Instrument, Basis Spread on Variable Rate						11.00%
Debt Instrument, Frequency of Periodic Payment						quarterly
Amount drawn down								$ 18,000
N Shipmanagement Acquisition Corp. [Member] | Subsequent Event [Member] | Change In Interest Rate Due To Scheduled Amortization [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate						12.50%
Erbil [Member]
Subsequent Event [Line Items]
Delivery date vessel				February 17, 2021
Vessel type				VLCC
Vessel capacity in DWT				313,486
Allegro N [Member]
Subsequent Event [Line Items]
Vessel type		2014-built container
Vessel capacity in DWT		46,999
Sale price		$ 13,794
Acrux N [Member]
Subsequent Event [Line Items]
Vessel type	2010-built container
Vessel capacity in DWT	23,338
Vita N [Member]
Subsequent Event [Line Items]
Vessel type	2010-built container
Vessel capacity in DWT	23,359
Acrux N and Vita N [Member]
Subsequent Event [Line Items]
Sale price	$ 17,982
Nave Celeste [Member]
Subsequent Event [Line Items]
Vessel type			2003-built VLCC
Vessel capacity in DWT			298,717
Sale price			$ 23,523
Solstice N [Member]
Subsequent Event [Line Items]
Vessel type					2007-built container
Vessel capacity in DWT					44,023
Sale price					$ 10,780
Nave Neutrino [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel type									2003-built
Vessel capacity in DWT									298,287
Sale price									$ 24,500
Ete N [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel type							2012-built
Vessel capacity in DWT							41,139
Fleur N [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel type							2012-built
Vessel capacity in DWT							41,130
Spectrum N [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel type							2009-built
Vessel capacity in DWT							34,333
Ete N, Fleur N and Spectrum N [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale price							$ 55,500